Consolidated Shareholders' Equity - Summary of Movements Share Capital (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [Line Items]
Number of shares, end of period	1,254,019,904
Balance, beginning of period	€ 57,724	€ 58,210	€ 56,268
Balance, end of period	€ 58,258	€ 57,724	€ 58,210
Sanofi [Member]
Disclosure of classes of share capital [Line Items]
Number of shares, beginning of period	1,292,022,324	1,305,696,759	1,319,367,445
Number of shares in regard to capital increase by exercise of stock subscription options	3,764,646	3,418,421	9,000,127
Number of restricted shares issued in regard of capital increase	3,394,574	3,664,248	3,071,173
Board meeting			(18,482,786)
Board meeting	(36,380,198)
Board meeting		(22,561,090)
Board meeting			(7,259,200)
Board meeting	1,621,098
Board meeting		1,803,986
Board meeting	(10,402,540)
Number of shares, end of period	1,254,019,904	1,292,022,324	1,305,696,759
Reserve of equity component of convertible instruments [Member]
Disclosure of classes of share capital [Line Items]
Board meeting	€ (616)
Balance, end of period	(616)
Additional paid-in capital [Member]
Disclosure of classes of share capital [Line Items]
Balance, beginning of period	2,685	€ 4,039	€ 5,614
Share capital with regard to capital increase by exercise of stock subscription options	215	212	555
Share capital with regard to capital increase by issuance of restricted shares	(7)	(7)	(6)
Board meeting			(1,454)
Board meeting	(2,709)
Board meeting		(1,655)
Board meeting			(670)
Board meeting	103
Board meeting		96
Board meeting	(229)
Balance, end of period	58	2,685	4,039
Share Capital [Member]
Disclosure of classes of share capital [Line Items]
Balance, beginning of period	2,584	2,611	2,639
Share capital with regard to capital increase by exercise of stock subscription options	8	7	18
Share capital with regard to capital increase by issuance of restricted shares	7	7	6
Board meeting			(37)
Board meeting	(73)
Board meeting		(45)
Board meeting			(15)
Board meeting	3
Board meeting		4
Board meeting	(21)
Balance, end of period	€ 2,508	€ 2,584	€ 2,611